Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Advisor Series IV
Entity Central Index Key	0000719451
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Fidelity Limited Term Government Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Government Fund
Class Name	Fidelity® Limited Term Government Fund
Trading Symbol	FFXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Limited Term Government Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Government Fund	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending November 30, 2024, helped by a notable gain during the summer months as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve - which finally began with a 50-basis-point cut on September 18, and continued with a 25-basis-point reduction on November 7.
•Against this backdrop, an underweight in government agency debentures detracted from the fund's performance versus the benchmark, the Bloomberg U.S. 1-5 Year Government Bond Index, for the fiscal year.
•In contrast, timely adjustments to the fund's duration (interest-rate sensitivity) contributed to relative performance the past 12 months.
•An overweight in agency commercial mortgage-backed securities was modestly helpful, as were larger-than-benchmark exposures to reverse mortgage securities and 20-year mortgage-backed securities.
•Exposure to cash flows based on the Secured Overnight Financing Rate also lifted the fund's relative result this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Fidelity® Limited Term Government Fund $10,000 $10,053 $10,090 $10,138 $10,158 $10,643 $11,057 $10,920 $10,225 $10,474 $10,982 Bloomberg U.S. 1-5 Year Government Bond Index $10,000 $10,076 $10,163 $10,235 $10,275 $10,815 $11,292 $11,193 $10,554 $10,852 $11,396 Bloomberg U.S. Aggregate Bond Index $10,000 $10,097 $10,316 $10,648 $10,505 $11,639 $12,486 $12,342 $10,758 $10,885 $11,633 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Limited Term Government Fund 4.85% 0.63% 0.94% Bloomberg U.S. 1-5 Year Government Bond Index 5.01% 1.05% 1.32% Bloomberg U.S. Aggregate Bond Index 6.88% -0.01% 1.52% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 196,928,167
Holdings Count | shares	239
Advisory Fees Paid, Amount	$ 469,234
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$196,928,167
Number of Holdings	239
Total Advisory Fee	$469,234
Portfolio Turnover	75%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 4.5 1 - 1.99% 6.9 2 - 2.99% 18.0 3 - 3.99% 26.5 4 - 4.99% 35.5 5 - 5.99% 2.4 6 - 6.99% 0.7 7 - 7.99% 0.0 8 - 8.99% 0.0 U.S. Treasury Obligations 71.8 CMOs and Other Mortgage Related Securities 18.4 U.S. Government Agency - Mortgage Securities 4.3 Purchased Options 0.2 Short-Term Investments and Net Other Assets (Liabilities) 5.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 71.8 Freddie Mac Multifamily Structured pass-thru certificates 14.2 Fannie Mae Guaranteed REMICS 1.7 Fannie Mae Mortgage pass-thru certificates 1.7 Uniform Mortgage Backed Securities 1.6 FREMF Mortgage Trust 1.2 Freddie Mac Gold Pool 0.9 Ginnie Mae Mortgage pass-thru certificates 0.8 Freddie Mac Multiclass Mortgage participation certificates 0.3 Ginnie Mae REMIC pass-thru certificates 0.1 94.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec